Advances for vessel acquisitions and Vessels, net (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Advances for vessel acquisitions and Vessels, net
Summary of vessels, net

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
– Additions for improvements	378	—	378
– Depreciation for the period	—	(2,024)	(2,024)
Balance, June 30, 2022	$46,460	$(2,378)	$44,082

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
– Vessels contributed by DSI	$46,040	—	$46,040
– Additions and improvements	42	—	42
– Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728